Acquisitions - Schedule of Equity Investments Exchanged (Detail)	Jul. 25, 2014
Embassy Suites Atlanta - Perimeter Center [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	100.00%
Embassy Suites Kansas City - Overland Park [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	100.00%
Embassy Suites Kansas City - Plaza [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	100.00%
Embassy Suites Parsippany [Member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	100.00%
Embassy Suites San Rafael - Marin County [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	100.00%
Embassy Suites Austin - Central [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	0.00%
Embassy Suites Chicago - Lombard/Oak Brook [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	0.00%
Embassy Suites Raleigh - Crabtree [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	0.00%
Embassy Suites San Antonio - International Airport [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	0.00%
Embassy Suites San Antonio - NW I-10 [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	50.00%
Post-exchange ownership %	0.00%
DoubleTree Guest Suites Austin [member]
Business Acquisition [Line Items]
Pre-exchange ownership %	10.00%
Post-exchange ownership %	0.00%